NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.NATURE OF OPERATIONS

Mondee Holdings, Inc., is a Delaware corporation. We refer to Mondee Holdings, Inc. and its subsidiaries collectively as “Mondee,” the “Company,” “us,” “we” and “our” and “New Mondee” in these condensed consolidated financial statements. Mondee is a rapid-growth, travel technology company and marketplace with a portfolio of globally recognized brands in the leisure and corporate travel sectors. Mondee provides state-of-the art technologies, operating systems and services that modernize travel market transactions to better serve travelers seeking enhanced life-style choices directly or through travel affiliates. These technology- led platforms, combined with Mondee’s distribution network, access to global travel inventory and its extensive, negotiated travel content, create a modern travel marketplace. The Company believes this modern travel marketplace provides enhanced options to the increasingly discerning traveler, on efficient consumer- friendly distribution platforms that support its travel supplier partners in utilizing highly perishable travel inventory. In addition to the rapid development of a modern travel marketplace, Mondee is increasingly focused on expanding its marketplace to the gig economy segment of the travel market. The Company believes gig workers are seeking more flexible, diverse content travel services and that its platform is well suited to serve them. The Company also offers a new subscription incentive-based behavioral change platform that is designed to be user-friendly to make booking business trips rewarding for both the traveler and the corporation.

Business Combination

On July 18, 2022 ( the “Closing Date”), we consummated the business combination (the “Business Combination”) pursuant to the Business Combination Agreement (the “BCA”), dated December 20, 2021, by and among ITHAX Acquisition Corp. (“ITHAX”), Ithax Merger Sub I, LLC, a Delaware limited liability company and wholly owned subsidiary of ITHAX (“First Merger Sub”), Ithax Merger Sub II, LLC a Delaware limited liability company and wholly owned subsidiary of ITHAX (“Second Merger Sub”) and Mondee Holdings II, Inc., a Delaware corporation (“Legacy Mondee”).

On the Closing Date, following the Domestication, First Merger Sub merged with and into Legacy Mondee, with Legacy Mondee surviving such merger as a wholly owned subsidiary of New Mondee (the “First Merger,” and the time at which the First Merger became effective, the “First Effective Time”), and immediately following the First Merger, Legacy Mondee merged with and into Second Merger Sub, with Second Merger Sub surviving such merger as a wholly owned subsidiary of New Mondee (the “Second Merger,” together with the First Merger, the “Mergers,” and the time that the Second Merger became effective being referred to as the “Second Effective Time”).

On the Closing Date, the registrant changed its name from ITHAX Acquisition Corp. to Mondee Holdings, Inc. For further detailed information, please refer to Note 3. Reverse Recapitalization.

In connection with the closing of the business combination:

●	All shares of Class A Common Stock of Mondee Holdings II, Inc. outstanding as of immediately prior to the First Effective Time were cancelled and automatically converted into the right to receive an aggregate 60,800,000 shares of New Mondee Class A Common Stock, par value $0.0001 per share.
●	Each issued and outstanding unit of First Merger Sub immediately prior to the First Effective Time were converted into and exchanged for one validly issued, fully paid and nonassessable share of Class A Common Stock of the first surviving company (the “First Surviving Company Class A Common Stock”).
●	All redeemable outstanding 12,075,000 public warrants and 337,500 private placement warrants of ITHAX representing the right to purchase one Class A ordinary share were adjusted to represent the right to purchase one share of New Mondee Class A Common Stock.
●	Certain investors received the contingent right to receive a portion of additional shares of Class A Common Stock upon achievement of certain milestones set forth in the BCA, in the form of 9,000,000 earn-out shares. At the time of closing, 6,500,000 earn-out shares were issued.
●	The settlement of a related party loan receivable immediately upon completion of the Business Combination by delivery of right to receive New Mondee Class A Common Stock.
●	All outstanding ITHAX Class A (after redemptions) and Class B ordinary shares were cancelled and converted into shares of Common Stock of New Mondee.
●	The unvested Incentive Stock Units of Mondee Holdings LLC fully vested in connection with the consummation of the Business Combination.
●	The asset purchase agreement with Metaminds Technologies Pvt. Ltd., (“Metaminds”), (entity under common control) for a purchase price of $2,000 to acquire substantially all of Metaminds assets.
●	Amendment to Amendment 7 to the TCW loan reflecting a debt modification which resulted in the issuance of 3,000,000 Class G units of Mondee Holdings LLC and a prepayment of the principal and fee of $41,210.
●	On the Closing Date, certain investors (the “PIPE Investors”) purchased from the Company an aggregate of 7,000,000 shares (the “PIPE Shares”) of New Mondee Class A Common Stock at a price of $10.00 per share, for an aggregate of $70,000 ( the “PIPE Financing”), in a private placement pursuant to a separate subscription agreement consummated substantially concurrently with close of the Business Combination.

The Class A Common Stock of the Company are currently listed on The Nasdaq Global Market (“Nasdaq”) under the symbol “MOND”.

The Condensed Consolidated Financial Statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting.

The Condensed Consolidated Financial Statements of Mondee Holdings, Inc. as of September 30, 2022 and accompanying notes are unaudited. The Condensed Consolidated Balance Sheet as of December 31, 2021, included herein was derived from the audited consolidated financial statements of Legacy Mondee as of that date. Certain information and note disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. As such, the information included herein should be read in conjunction with the consolidated financial statements and accompanying notes of Legacy Mondee as of and for the year ended December 31, 2021 included in the registration statement Form S-1 declared effective by the SEC on October 12, 2022, which provides a more complete discussion of the Company’s accounting policies and certain other information. The Condensed Consolidated Financial Statements were prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for a fair statement of the Company’s financial position as of September 30, 2022 and the results of operations for the three and nine months ended September 30, 2022 and 2021 and the results of cash flows for the nine months ended September 30, 2022 and 2021. The results of operations for the three and nine months ended September 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.

The Condensed Consolidated Financial Statements include the accounts of the Company and its wholly- owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

There have been no changes in accounting policies during the nine months ended September 30, 2022 from those disclosed in the annual consolidated financial statements and related notes for the year ended December 31, 2021, except as described in “Recently Adopted Accounting Pronouncements” below.

Going concern

The Company has prepared its Condensed Consolidated Financial Statements assuming that the Company will continue as a going concern. The Company is required to make debt repayments aggregating to $9,375 and $7,500 up to September 30, 2023 and September 30, 2024, respectively.

As of September 30, 2022, current liabilities are $78,009 and current assets are $151,230. Given that the Company has historically generated recurring net losses, negative operating cash flows and negative net worth, it may be unable to make such specified debt repayments from operations when the balance is due. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These Condensed Consolidated Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.

As of September 30, 2022 the Company has $105,228 of unrestricted cash and $15,000 in unused line of credit. On July 18, 2022, the Company completed the business combination and raised net cash proceeds of $62,191, net of transaction costs and certain settlements of liability. The increase was offset by a modified debt facility with TCW Asset Management Company LLC (“TCW”), which entailed a prepayment fee of some of its obligations totaling $41,210 by the earlier of the close of the Business Combination or July 31, 2022. On September 29, 2022, the Company issued Series A preferred stock (the “Preferred Stock”) and common stock warrants for an aggregate cash proceeds of $83,440, net of issuance costs.

As of the date on which these Condensed Consolidated Financial Statements were available to be issued, we believe that the cash on hand, available line of credit, additional investments obtained through the Business Combination and additional mezzanine equity financing through Preferred Stock will satisfy the Company’s working capital and capital requirements for at least the next twelve months and accordingly, substantial doubt about the Company’s ability to continue as a going concern is alleviated.

COVID-19

During 2020, the COVID-19 pandemic had severely restricted the level of economic activity around the world and is continuing to have an unprecedented effect on the global travel industry. The various government measures implemented to contain the COVID-19 pandemic, such as imposing restrictions on travel and business operations and advising or requiring individuals to limit or forgo their time outside of their homes, initially led to unprecedented levels of cancellations and continues to have a negative impact on the number of new travel bookings. While many countries have begun the process of vaccinating their residents against COVID-19, the large scale and challenging logistics of distributing the vaccines, as well as uncertainty over the efficacy of the vaccines against new variants of the virus, may contribute to delays in economic recovery. The spread of new variants of COVID-19 has caused uncertainty as to when restrictions will be lifted, if additional restrictions may be initiated or reimposed, if there will be permanent changes to travel behavior patterns, and the timing of distribution and administration of COVID-19 vaccines and other medical interventions globally. Overall, the full duration and total impact of COVID-19 remains uncertain, and it is difficult to predict how the recovery will unfold for the travel industry and, in particular, our business, going forward.

Since the first quarter of 2020, COVID-19 has negatively impacted consumer sentiment and consumer’s ability to travel, and many of the Company’s supply partners, particularly airlines and hotels, continue to operate at reduced but improving service levels in 2022. More recently, travel trends have continued to improve. Overall, the full duration and total impact of COVID-19 remains uncertain and it is difficult to predict how the recovery will unfold for the travel industry and, in particular, our business, going forward.

1.	NATURE OF OPERATIONS

Mondee Holdings II, Inc., a wholly owned subsidiary of Mondee Holdings, LLC (“Holdings”, “Parent”), is a Delaware corporation formed on April 25, 2012. We refer to Mondee Holdings II, Inc. and its subsidiaries collectively as “Mondee,” the “Company,” “us,” “we” and “our” in these consolidated financial statements. Mondee is a rapid-growth, travel technology company and marketplace with a portfolio of globally recognized brands in the leisure and corporate travel sectors. Mondee provides state-of-the art technologies, operating systems and services that modernize travel market transactions to better serve travelers seeking enhanced life-style choices directly or through travel affiliates. These technology-led platforms, combined with Mondee’s distribution network, access to global travel inventory and its extensive, negotiated travel content, create a modern travel marketplace. The Company believes this modern travel marketplace provides enhanced options to the increasingly discerning traveler, on efficient consumer- friendly distribution platforms that support its travel supplier partners in utilizing highly perishable travel inventory. In addition to the rapid development of a modern travel marketplace, Mondee is increasingly focused on expanding its marketplace to the gig economy segment of the travel market. The Company believes gig workers are seeking more flexible, diverse content travel services and that its platform is well suited to serve them. The Company also offers a new subscription incentive-based behavioral change platform that is designed to be user-friendly to make booking business trips rewarding for both the traveler and the corporation.

Basis of presentation

The consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Revisions of Previously Issued Financial Statements

During the preparation of the consolidated financial statements for year 2021, we identified a misstatement related to the related party disclosure in previously issued financial statements for the years ended December 31, 2020 and December 31, 2019. The previously disclosed related party transaction and balances at year end with respect to affiliate entities were not bifurcated between the three legal entities operating under the same brand name. This misstatement only impacted the footnote disclosure and did not impact previously reported consolidated financial statements.

We assessed the materiality of the misstatement and concluded it was not material to the Company’s previously issued consolidated financial statements for the years ended December 31, 2020 and December 31, 2019 and that amendments of previously issued financial statements were therefore not required. However, we elected to revise the previously reported amounts in the related party disclosure to bifurcate the transactions for the year ended and balances as at year end between the three legal entities. The revision applies to the previously reported amounts for related party transactions for the year ended December 31, 2020.

Special Purpose Acquisition Company

In December 2021, the Company entered into an agreement and plans to merge (“the Merger”) with a subsidiary of ITHAX Acquisition Corp. (“ITHAX”), a publicly traded special purpose acquisition company. The Company’s existing shareholders will retain 100% of their equity, which converts to 62.9% ownership of the outstanding shares of the post-combination company at closing, assuming no redemptions by ITHAX’s public shareholders. The transaction is expected to be completed during 2022. However, there can be no assurance as to when or if the closing of the Merger will occur. As a result of the proposed Merger, Mondee Holdings II, Inc. will be the surviving company and it will be renamed as “Mondee Holdings, Inc.”

Going concern

The Company has prepared its consolidated financial statements assuming that the Company will continue as a going concern. As of December 31, 2021, the Company is required to make debt repayments aggregating to $11,401 and $9,814 in 2022 and 2023, respectively. The Company applied for and received gross proceeds of $3,576 in February 2021 from the second tranches of the PPP loan, of which $1,576 has been forgiven as of December 31, 2021. While the Company currently believes that its use of the remaining PPP loan proceeds will meet the conditions for forgiveness of the PPP loan, it is not guaranteed. As of December 31, 2021, current liabilities are $48,450 and current assets are $40,691. Given that the Company has historically generated recurring net losses and negative cash flows from operations, it may be unable to make such specified debt repayments when the balance is due. These conditions raise substantial doubt about the Company’s ability to continue as a going concern, for a period of twelve months following the date of issuance of the consolidated financial statements for the year ended December 31, 2021. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In December 2021, the Company entered the Merger with ITHAX, see above for further details. Upon the consummation of the Merger, the Company’s future reported cash balance is estimated to increase by $150,000 assuming maximum shareholder redemption of common stock, or $267,144 assuming no redemptions, including up to $50,000 in gross proceeds from the Private Investment in Public Equity (“PIPE”) financing. Further, the Company has $15,506 of un-restricted cash and $15,000 in unused line of credit as of December 31, 2021. Although travel volumes remain materially lower than historic levels, travel trends improved during the second half of 2020, and in 2021. Management expects this would result in working capital benefits and positive cash flow more akin to typical historical trends. It remains difficult to forecast the seasonality for the upcoming quarters, given the uncertainty related to the duration of the impact from COVID-19 and the shape and timing of any sustained recovery.

COVID-19

During 2020, the COVID-19 pandemic has severely restricted the level of economic activity around the world, and is continuing to have an unprecedented effect on the global travel industry. The various government measures implemented to contain the COVID-19 pandemic, such as imposing restrictions on travel and business operations and advising or requiring individuals to limit or forgo their time outside of their homes, initially led to unprecedented levels of cancellations and continues to have a negative impact on the number of new travel bookings. While many countries have begun the process of vaccinating their residents against COVID-19, the large scale and challenging logistics of distributing the vaccines, as well as uncertainty over the efficacy of the vaccines against new variants of the virus, may contribute to delays in economic recovery. The spread of new variants of COVID-19 has caused uncertainty as to when restrictions will be lifted, if additional restrictions may be initiated or reimposed, if there will be permanent changes to travel behavior patterns, and the timing of distribution and administration of COVID-19 vaccines and other medical interventions globally. Overall, the full duration and total impact of COVID-19 remains uncertain, and it is difficult to predict how the recovery will unfold for the travel industry and, in particular, our business, going forward.

Even though there have been some improvements in the economic and operating conditions for our business since the outset of the COVID-19 pandemic, we cannot predict the long-term effects of the pandemic on its business or the travel and restaurant industries as a whole. If the travel industries are fundamentally changed by the COVID-19 pandemic in ways that are detrimental to our operating model, the Company’s business may continue to be adversely affected even as the broader global economy recovers.

Given the severe downturn in the global travel industry and the financial difficulties faced by many of our travel service providers, customers and marketing affiliates, we have increased our provision for allowance for doubtful accounts on receivables from our travel service providers and marketing affiliates. Moreover, due to the high level of cancellations of existing reservations, we have incurred, and may continue to incur, higher than normal cash outlays on chargebacks for prepaid reservations, including certain situations where we have already transferred the prepayment to the travel service provider. Any material increases in our allowance for doubtful accounts and chargebacks would have a corresponding adverse effect on our results of operations and related cash flows.